Segment Reporting	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Reporting	Segment ReportingThe Company operates in a single operating segment. The Company’s financial information is reviewed, and its performance assessed as a single segment by the senior management team led by the Chief Executive Officer (“CEO”), the Company’s Chief Operating Decision Maker (“CODM”). As announced in January 2026, the Company’s President was promoted to CEO in July 2026 and become the CODM.